Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.21%
Aerospace & Defense–1.94%
RTX Corp.	289,628	$50,658,834
Textron, Inc.	367,614	30,570,780
		81,229,614
Air Freight & Logistics–1.37%
FedEx Corp.	208,456	57,467,150
Application Software–1.12%
Salesforce, Inc.	203,453	46,904,055
Asset Management & Custody Banks–1.09%
KKR & Co., Inc., Class A	373,430	45,674,223
Automobile Manufacturers–1.19%
General Motors Co.	680,552	50,034,183
Biotechnology–1.13%
Regeneron Pharmaceuticals, Inc.	60,657	47,323,985
Broadline Retail–2.61%
Amazon.com, Inc.(b)	469,981	109,608,969
Building Products–1.95%
Johnson Controls International PLC	701,385	81,578,089
Communications Equipment–1.12%
Cisco Systems, Inc.	609,752	46,914,319
Consumer Finance–0.78%
Capital One Financial Corp.	149,680	32,790,398
Diversified Banks–7.45%
Bank of America Corp.	2,424,448	130,071,635
PNC Financial Services Group, Inc. (The)	264,571	50,458,981
Wells Fargo & Co.	1,534,557	131,741,719
		312,272,335
Electric Utilities–3.31%
American Electric Power Co., Inc.	302,016	37,380,521
FirstEnergy Corp.(c)	718,235	34,274,174
PPL Corp.	1,818,807	67,113,978
		138,768,673
Electrical Components & Equipment–2.07%
Emerson Electric Co.	405,625	54,102,262
Vertiv Holdings Co., Class A	181,645	32,647,056
		86,749,318
Electronic Components–1.64%
Coherent Corp.(b)	418,260	68,703,388
Electronic Equipment & Instruments–1.61%
Ralliant Corp.	696,942	34,408,027
Zebra Technologies Corp., Class A(b)	130,352	32,946,468
		67,354,495
Fertilizers & Agricultural Chemicals–0.63%
Corteva, Inc.	390,825	26,368,963
Shares		Value
Food Distributors–3.50%
Sysco Corp.	955,389	$72,800,642
US Foods Holding Corp.(b)	936,925	73,707,890
		146,508,532
Footwear–1.56%
NIKE, Inc., Class B	1,012,264	65,422,622
Health Care Equipment–2.58%
Becton, Dickinson and Co.	173,396	33,642,292
Medtronic PLC	709,330	74,713,729
		108,356,021
Health Care Services–1.65%
CVS Health Corp.	860,008	69,110,243
Household Products–1.48%
Procter & Gamble Co. (The)	418,395	61,989,403
Industrial Gases–0.62%
Air Products and Chemicals, Inc.	99,283	25,917,827
Industrial Machinery & Supplies & Components–3.40%
Fortive Corp.	864,783	46,248,595
Parker-Hannifin Corp.	111,727	96,275,156
		142,523,751
Insurance Brokers–1.83%
Willis Towers Watson PLC	238,346	76,509,066
Integrated Oil & Gas–4.72%
Chevron Corp.	375,486	56,747,199
Exxon Mobil Corp.	472,586	54,782,169
Shell PLC (United Kingdom)	1,357,556	49,891,420
Suncor Energy, Inc. (Canada)(c)	807,378	36,305,867
		197,726,655
Interactive Media & Services–3.10%
Alphabet, Inc., Class A	300,957	96,360,412
Meta Platforms, Inc., Class A	51,980	33,680,441
		130,040,853
Investment Banking & Brokerage–3.30%
Charles Schwab Corp. (The)	878,238	81,439,010
Goldman Sachs Group, Inc. (The)	68,767	56,804,292
		138,243,302
IT Consulting & Other Services–1.02%
Cognizant Technology Solutions Corp., Class A	552,790	42,957,311
Life Sciences Tools & Services–1.89%
IQVIA Holdings, Inc.(b)	152,168	35,000,162
Thermo Fisher Scientific, Inc.	74,953	44,284,481
		79,284,643
Managed Health Care–2.59%
Elevance Health, Inc.	101,375	34,291,108
Humana, Inc.	113,129	27,803,714
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	140,988	$46,493,613
		108,588,435
Movies & Entertainment–1.89%
Walt Disney Co. (The)	759,420	79,336,607
Multi-Utilities–1.09%
Sempra	481,286	45,587,410
Oil & Gas Equipment & Services–0.20%
SLB Ltd.	228,728	8,289,103
Oil & Gas Exploration & Production–2.18%
ConocoPhillips	663,294	58,827,545
EQT Corp.	536,993	32,681,394
		91,508,939
Pharmaceuticals–5.83%
Bristol-Myers Squibb Co.	784,862	38,615,210
Johnson & Johnson	399,028	82,566,874
Merck & Co., Inc.	656,482	68,819,008
Sanofi S.A.	543,184	54,175,760
		244,176,852
Property & Casualty Insurance–1.81%
Allstate Corp. (The)	145,838	31,060,577
American International Group, Inc.	590,208	44,950,241
		76,010,818
Rail Transportation–0.96%
Norfolk Southern Corp.	138,272	40,387,868
Real Estate Services–1.69%
CBRE Group, Inc., Class A(b)	438,772	71,006,473
Regional Banks–1.93%
Citizens Financial Group, Inc.	1,497,168	80,996,789
Restaurants–1.34%
Starbucks Corp.	645,635	56,241,265
Semiconductor Materials & Equipment–1.35%
Lam Research Corp.	223,881	34,925,436
Qnity Electronics, Inc.	266,653	21,622,892
		56,548,328
Semiconductors–3.43%
Microchip Technology, Inc.	1,245,712	66,745,249
NVIDIA Corp.	216,800	38,373,600
NXP Semiconductors N.V. (Netherlands)	197,868	38,572,388
		143,691,237
Shares		Value
Specialty Chemicals–1.01%
DuPont de Nemours, Inc.	419,579	$16,686,657
PPG Industries, Inc.	256,013	25,611,540
		42,298,197
Systems Software–2.97%
Microsoft Corp.	194,338	95,616,239
Oracle Corp.	142,457	28,769,191
		124,385,430
Tobacco–2.32%
Philip Morris International, Inc.	616,632	97,107,207
Trading Companies & Distributors–2.01%
Ashtead Group PLC (United Kingdom)	452,887	28,969,699
Ferguson Enterprises, Inc.	219,551	55,254,400
		84,224,099
Transaction & Payment Processing Services–1.05%
Fidelity National Information Services, Inc.	670,452	44,095,628
Wireless Telecommunication Services–0.90%
T-Mobile US, Inc.	180,252	37,674,470
Total Common Stocks & Other Equity Interests (Cost $2,711,312,526)		4,116,487,541
Money Market Funds–1.75%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e)	25,638,042	25,638,042
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)(e)	47,614,267	47,614,267
Total Money Market Funds (Cost $73,252,309)		73,252,309
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,784,564,835)		4,189,739,850
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.99%
Invesco Private Government Fund, 4.00%(d)(e)(f)	38,306,173	38,306,173
Invesco Private Prime Fund, 4.12%(d)(e)(f)	3,149,275	3,150,220
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,456,393)		41,456,393
TOTAL INVESTMENTS IN SECURITIES–100.95% (Cost $2,826,021,228)		4,231,196,243
OTHER ASSETS LESS LIABILITIES—(0.95)%		(39,747,910)
NET ASSETS–100.00%		$4,191,448,333
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,655,894	$31,757,877	$(50,775,729)	$-	$-	$25,638,042	$343,693
Invesco Treasury Portfolio, Institutional Class	82,933,133	58,978,914	(94,297,780)	-	-	47,614,267	627,673
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,427,153	88,324,885	(60,445,865)	-	-	38,306,173	41,503*
Invesco Private Prime Fund	26,811,519	160,109,613	(183,765,230)	-	(5,682)	3,150,220	98,929*
Total	$164,827,699	$339,171,289	$(389,284,604)	$-	$(5,682)	$114,708,702	$1,111,798

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2025	State Street Bank & Trust Co.	EUR	570,369	USD	663,918	$1,703
12/18/2025	State Street Bank & Trust Co.	USD	2,145,621	CAD	3,021,428	18,871
12/18/2025	State Street Bank & Trust Co.	USD	3,384,083	EUR	2,928,904	16,457
12/18/2025	State Street Bank & Trust Co.	USD	4,450,873	GBP	3,399,079	51,212
Subtotal—Appreciation						88,243
Currency Risk
12/18/2025	Bank of New York Mellon (The)	EUR	35,801,968	USD	41,346,941	(220,145)
12/18/2025	Bank of New York Mellon (The)	GBP	43,472,360	USD	56,866,845	(712,357)
12/18/2025	State Street Bank & Trust Co.	CAD	40,836,996	USD	29,013,236	(241,580)
12/18/2025	State Street Bank & Trust Co.	EUR	1,567,491	USD	1,819,467	(433)
12/18/2025	State Street Bank & Trust Co.	GBP	4,311,739	USD	5,683,679	(27,226)
Subtotal—Depreciation						(1,201,741)
Total Forward Foreign Currency Contracts						$(1,113,498)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,983,450,662	$133,036,879	$—	$4,116,487,541
Money Market Funds	73,252,309	41,456,393	—	114,708,702
Total Investments in Securities	4,056,702,971	174,493,272	—	4,231,196,243
Other Investments - Assets*
Forward Foreign Currency Contracts	—	88,243	—	88,243
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,201,741)	—	(1,201,741)
Total Other Investments	—	(1,113,498)	—	(1,113,498)
Total Investments	$4,056,702,971	$173,379,774	$—	$4,230,082,745

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund